Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of allocation of plan assets	The Company's 2021 Policy and actual asset allocation for the Company's pension plans based on fair value are as follows:

		Actual plan asset allocation
	Policy	2021	2020
Cash and short-term investments	2%	2%	3%
Bonds and mortgages	37%	37%	37%
Emerging market debt	2%	2%	2%
Private debt	3%	3%	3%
Equities	35%	40%	38%
Real estate	4%	2%	2%
Resource and royalties (1)	5%	5%	3%
Infrastructure	4%	3%	3%
Specialty portfolio (2)	2%	2%	—%
Absolute return	12%	11%	10%
Alternative risk premia	—%	1%	1%
Investment-related liabilities	(6)%	(8)%	(2)%
Total	100%	100%	100%
(1)    Asset class description has been changed from oil and gas to resource and royalties.
(2)    In 2021, the specialty portfolio was approved as a new investment strategy.

Fair value of plan assets by class
The following tables present the fair value of plan assets by asset class as at December 31, 2021 and 2020:

	Fair value measurements at December 31, 2021
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$410	$114	$296	$—	$—
Bonds (2)
Canada, U.S. and supranational	603	—	603	—	—
Provinces of Canada and municipalities	5,343	—	5,343	—	—
Corporate	1,493	—	1,493	—	—
Emerging market debt (3)	365	—	365	—	—
Mortgages (4)	19	—	19	—	—
Private debt (5)	723	—	—	—	723
Public equities (6)
Canadian	571	571	—	—	—
U.S.	4,388	4,383	5	—	—
International	2,951	2,951	—	—	—
Private equities (7)	625	—	—	—	625
Real estate (8)	370	—	—	272	98
Resource and royalties (9)	978	293	8	677	—
Infrastructure (10)	654	—	69	—	585
Absolute return funds (11)
Multi-strategy	1,173	—	—	—	1,173
Fixed income	50	—	—	—	50
Commodity	77	—	—	—	77
Equity	295	—	—	—	295
Global macro	708	—	—	—	708
Downside protection	74	74	—	—	—
Alternative risk premia (12)	239	—	—	—	239
Total investments (13)	$22,109	$8,386	$8,201	$949	$4,573
Investment-related liabilities (14)	(1,780)
Other (15)	87
Total plan assets	$20,416
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.                  Footnotes to the tables follow on the following page.

	Fair value measurements at December 31, 2020
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$594	$41	$553	$—	$—
Bonds (2)
Canada, U.S. and supranational	642	—	642	—	—
Provinces of Canada and municipalities	5,103	—	5,103	—	—
Corporate	1,472	—	1,472	—	—
Emerging market debt (3)	406	—	406	—	—
Mortgages (4)	21	—	21	—	—
Private debt (5)	575	—	—	—	575
Public equities (6)
Canadian	555	555	—	—	—
U.S.	3,249	3,214	35	—	—
International	3,477	3,477	—	—	—
Private equities (7)	303	—	—	—	303
Real estate (8)	381	—	—	279	102
Resource and royalties (9)	649	128	17	504	—
Infrastructure (10)	571	—	65	—	506
Absolute return funds (11)
Multi-strategy	1,032	—	—	—	1,032
Fixed income	68	—	—	—	68
Global macro	697	—	—	—	697
Downside protection	92	92	—	—	—
Alternative risk premia (12)	191	—	—	—	191
Total investments (13)	$20,078	$7,507	$8,314	$783	$3,474
Investment-related liabilities (14)	(441)
Other (15)	86
Total plan assets	$19,723

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient. Footnotes to the tables follow on the following table.
Reconciliation of the fair value of investments categorized as Level 3
The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Resource and royalties (9)	Total

Balance at December 31, 2019	$329	$707	$1,036
Actual return relating to assets still held at the reporting date	(54)	(188)	(242)
Purchases	6	—	6
Sales	(1)	—	(1)
Disbursements	(1)	(15)	(16)
Balance at December 31, 2020	279	504	783
Actual return relating to assets still held at the reporting date	(13)	191	178
Purchases	6	—	6
Disbursements	—	(18)	(18)
Balance at December 31, 2021	$272	$677	$949
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Mortgages are valued based on the present value of future net cash flows using current market yields for comparable instruments.
(5)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments. In 2021, $16 million of private debt investments are included as part of the specialty portfolio strategy.
(6)The fair value of public equity investments is based on quoted prices in active markets.
(7)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples. In 2021, $295 million of private equity investments are included as part of the specialty portfolio strategy.
(8)The fair value of real estate investments categorized as Level 3 includes immoveable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immoveable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(9)Resource and royalties investments categorized as Level 1 are valued based on quoted prices in active markets. Resource and royalties participations traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments in resource and royalties categorized as Level 3 consist of operating resource and royalties properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted resource and royalties prices and projected annual production and costs.
(10)The fair value of infrastructure investments categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(11)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. In 2021, $39 million of absolute return investments are included as part of the specialty portfolio strategy.
(12)Alternative risk premia investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(13)Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data, when quoted market prices are not available and are categorized as Level 2. Derivatives are included in the investment asset categories based on their underlying exposure.
(14)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreement do not meet the conditions to remove from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost, which together with accrued interest approximates fair value due to their short-term nature.
(15)Other consists of operating assets of $134 million (2020 - $262 million) and liabilities of $47 million (2020 - $176 million) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2021	2020	2021	2020
Change in benefit obligation
Projected benefit obligation at beginning of year		$19,499	$18,609	$228	$227
Curtailments		(52)	—	—	—
Interest cost		392	532	5	6
Actuarial (gain) loss on projected benefit obligation (1)		(1,206)	1,208	(7)	9
Current service cost		197	175	2	2
Plan participants' contributions		61	59	—	—
Foreign currency changes		(3)	(7)	(2)	—
Benefit payments, settlements and transfers		(1,075)	(1,077)	(14)	(16)
Projected benefit obligation at the end of the year (2)		$17,813	$19,499	$212	$228
Component representing future salary increases		(179)	(271)	—	—
Accumulated benefit obligation at end of year		$17,634	$19,228	$212	$228
Change in plan assets
Fair value of plan assets at beginning of year		$19,723	$18,424	$—	$—
Employer contributions		104	93	—	—
Plan participants' contributions		61	59	—	—
Foreign currency changes		(2)	(6)	—	—
Actual return on plan assets		1,605	2,230	—	—
Benefit payments, settlements and transfers		(1,075)	(1,077)	—	—
Fair value of plan assets at end of year (2)		$20,416	$19,723	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$2,603	$224	$(212)	$(228)
(1)Substantially all of the pensions' actuarial gain for the year ended December 31, 2021 and actuarial loss for the year ended December 31, 2020 is the result of the change in the end of year discount rate of the current year versus the prior year (60 basis points increase for 2021 and 55 basis points decrease for 2020).
(2)For the CN Pension Plan, as at December 31, 2021, the projected benefit obligation was $16,557 million (2020 - $18,075 million) and the fair value of plan assets was $19,485 million (2020 - $18,774 million). The measurement date of all plans is December 31.

Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	December 31,	2021	2020	2021	2020
Noncurrent assets - Pension asset		$3,050	$777	$—	$—
Current liabilities (Note 14)		—	—	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits		(447)	(553)	(198)	(214)
Total amount recognized		$2,603	$224	$(212)	$(228)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 20)

		Pensions		Other postretirement benefits
In millions	December 31,	2021	2020	2021	2020
Net actuarial gain (loss)		$(2,092)	$(4,165)	$3	$—
Prior service credit (cost)		$—	$—	$3	$4

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2021	2020
Accumulated benefit obligation (1)		$542	$724
Fair value of plan assets (1)		$111	$242
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2021	2020
Projected benefit obligation		$661	$900
Fair value of plan assets		$214	$347

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2021	2020	2019	2021	2020	2019
Current service cost		$197	$175	$143	$2	$2	$2
Other components of net periodic benefit cost (income)
Interest cost		392	532	596	5	6	8
Settlement loss		2	2	5	—	—	—
Expected return on plan assets		(1,061)	(1,095)	(1,085)	—	—	—
Amortization of prior service cost		—	3	3	(1)	—	—
Amortization of net actuarial loss (gain)		269	242	155	(4)	(5)	(3)
Total Other components of net periodic benefit cost (income)		$(398)	$(316)	$(326)	$—	$1	$5
Net periodic benefit cost (income)		$(201)	$(141)	$(183)	$2	$3	$7

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2021	2020	2019	2021	2020	2019
To determine projected benefit obligation
Discount rate (1)	3.15%	2.55%	3.10%	3.06%	2.53%	3.14%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	3.02%	3.20%	3.93%	2.95%	3.35%	4.25%
Rate to determine interest cost (3)	2.10%	2.86%	3.47%	1.90%	2.84%	3.68%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	6.79%	7.00%	7.00%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity. The rates to determine current service cost and interest cost were 2.88% and 1.95% for the January to October 2021 period and 3.69% and 2.83% for the November to December 2021 period.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For the January to October and November to December periods of 2021, the Company used a long-term rate of return assumption of 6.75% and 7.00% respectively on the market-related value of plan assets prevailing for those same periods to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. The increase to the expected long-term rate of return on plan assets by 25 basis points to 7.00% for the November to December period of 2021 reflects management's current view of long-term investment returns. In 2022, the Company will maintain the expected long-term rate of return on plan assets of 7.00% as management's current view of long-term investment returns remains unchanged from what was existing on October 31, 2021.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:

In millions	Pensions	Other postretirement benefits
2022	$1,053	$14
2023	$1,055	$13
2024	$1,046	$13
2025	$1,040	$12
2026	$1,032	$11
Years 2027 to 2031	$5,009	$53